Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.6%
38,157	BNY Mellon High Yield Beta ETF	$1,782,378	2.0
17,403	iShares 20+ Year Treasury Bond ETF	1,770,059	2.0
43,931	iShares Core S&P Small-Cap ETF	4,498,095	5.2
32,456	iShares Core U.S. Aggregate Bond ETF	3,158,294	3.6
89,217	Vanguard Emerging Markets ETF	3,516,934	4.0
182,835	Vanguard FTSE Developed Markets ETF	8,075,822	9.2
18,686	Vanguard Mid-Cap ETF	4,000,299	4.6

	Total Exchange-Traded Funds
	(Cost $27,936,683)	26,801,881	30.6

MUTUAL FUNDS: 69.4%
	Affiliated Investment Companies: 27.8%
1,842,302	Voya Intermediate Bond Fund - Class R6	15,825,376	18.1
176,435	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,660,252	1.9
367,393	Voya Multi-Manager International Equity Fund - Class I	3,413,082	3.9
412,573	Voya Multi-Manager International Factors Fund - Class I	3,473,868	3.9
		24,372,578	27.8

	Unaffiliated Investment Companies: 41.6%
838,053	TIAA-CREF S&P 500 Index Fund - Institutional Class	36,379,892	41.6

	Total Mutual Funds
	(Cost $62,996,320)	60,752,470	69.4

	Total Investments in Securities (Cost $90,933,003)	$87,554,351	100.0
	Assets in Excess of Other Liabilities	15,641	0.0
	Net Assets	$87,569,992	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,801,881	$–	$–	$26,801,881
Mutual Funds	60,752,470	–	–	60,752,470
Total Investments, at fair value	$87,554,351	$–	$–	$87,554,351

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$14,316,059	$6,736,312	$(22,309,989)	$1,257,618	$-	$329,831	$(2,001,574)	$-
Voya Intermediate Bond Fund - Class R6	-	17,656,974	(1,597,550)	(234,048)	15,825,376	69,099	(13,150)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,623,329	1,284,450	(1,452,599)	205,072	1,660,252	67,668	(348,147)	-
Voya Multi-Manager International Equity Fund - Class I	-	3,754,147	(329,104)	(11,961)	3,413,082	-	9,926	-
Voya Multi-Manager International Equity Fund - Class P3	3,201,774	2,287,132	(5,857,667)	368,761	-	41,145	(406,864)	-
Voya Multi-Manager International Factors Fund - Class I	-	3,694,503	(256,990)	36,355	3,473,868	-	7,483	-
Voya Multi-Manager International Factors Fund - Class P3	3,183,677	2,286,347	(5,634,470)	164,446	-	116,826	(367,246)	-
Voya Short Term Bond Fund - Class P3	-	1,433,789	(1,433,789)	-	-	5,903	(3,149)	-
Voya Short Term Bond Fund - Class R6	-	2,901,303	(2,901,303)	-	-	3,261	(20,005)	-
	$22,324,839	$42,034,957	$(41,773,461)	$1,786,243	$24,372,578	$633,733	$(3,142,726)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $93,082,592.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$386,183
Gross Unrealized Depreciation	(5,914,424)

Net Unrealized Depreciation	$(5,528,241)